Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 677.4	$ 681.5	$ 522.6	$ 511.6
Translation adjustment	(13.7)	(5.0)	16.0	(6.1)
Goodwill, ending balance	1,662.6	677.4	681.5	522.6
Capintec
Goodwill [Roll Forward]
Goodwill acquired during period				6.0
Premium Analyse
Goodwill [Roll Forward]
Goodwill acquired during period				4.3
Selmic
Goodwill [Roll Forward]
Goodwill acquired during period				2.7
AWST
Goodwill [Roll Forward]
Goodwill acquired during period				4.1
SNC
Goodwill [Roll Forward]
Goodwill acquired during period			130.2
Biodex
Goodwill [Roll Forward]
Goodwill acquired during period			11.1
Dosimetrics
Goodwill [Roll Forward]
Goodwill acquired during period			1.6
Dosimetry Badge
Goodwill [Roll Forward]
Goodwill acquired during period		0.9
Mirion TopCo
Goodwill [Roll Forward]
Goodwill acquired during period	1,639.0
CHP
Goodwill [Roll Forward]
Goodwill acquired during period	1.5
Safeline
Goodwill [Roll Forward]
Goodwill acquired during period	0.8
CIRS
Goodwill [Roll Forward]
Goodwill acquired during period	35.0
Medical
Goodwill [Roll Forward]
Goodwill, beginning balance	250.0	249.5	106.8	96.7
Translation adjustment	0.0	(0.4)	(0.2)	0.0
Goodwill, ending balance	712.5	250.0	249.5	106.8
Medical | Capintec
Goodwill [Roll Forward]
Goodwill acquired during period				6.0
Medical | Premium Analyse
Goodwill [Roll Forward]
Goodwill acquired during period				0.0
Medical | Selmic
Goodwill [Roll Forward]
Goodwill acquired during period				0.0
Medical | AWST
Goodwill [Roll Forward]
Goodwill acquired during period				4.1
Medical | SNC
Goodwill [Roll Forward]
Goodwill acquired during period			130.2
Medical | Biodex
Goodwill [Roll Forward]
Goodwill acquired during period			11.1
Medical | Dosimetrics
Goodwill [Roll Forward]
Goodwill acquired during period			1.6
Medical | Dosimetry Badge
Goodwill [Roll Forward]
Goodwill acquired during period		0.9
Medical | Mirion TopCo
Goodwill [Roll Forward]
Goodwill acquired during period	675.2
Medical | CHP
Goodwill [Roll Forward]
Goodwill acquired during period	1.5
Medical | Safeline
Goodwill [Roll Forward]
Goodwill acquired during period	0.8
Medical | CIRS
Goodwill [Roll Forward]
Goodwill acquired during period	35.0
Industrial
Goodwill [Roll Forward]
Goodwill, beginning balance	427.4	432.0	415.8	414.9
Translation adjustment	(13.7)	(4.6)	16.2	(6.1)
Goodwill, ending balance	950.1	427.4	432.0	415.8
Industrial | Capintec
Goodwill [Roll Forward]
Goodwill acquired during period				0.0
Industrial | Premium Analyse
Goodwill [Roll Forward]
Goodwill acquired during period				4.3
Industrial | Selmic
Goodwill [Roll Forward]
Goodwill acquired during period				2.7
Industrial | AWST
Goodwill [Roll Forward]
Goodwill acquired during period				$ 0.0
Industrial | SNC
Goodwill [Roll Forward]
Goodwill acquired during period			0.0
Industrial | Biodex
Goodwill [Roll Forward]
Goodwill acquired during period			0.0
Industrial | Dosimetrics
Goodwill [Roll Forward]
Goodwill acquired during period			$ 0.0
Industrial | Dosimetry Badge
Goodwill [Roll Forward]
Goodwill acquired during period		$ 0.0
Industrial | Mirion TopCo
Goodwill [Roll Forward]
Goodwill acquired during period	963.8
Industrial | CHP
Goodwill [Roll Forward]
Goodwill acquired during period	0.0
Industrial | Safeline
Goodwill [Roll Forward]
Goodwill acquired during period	0.0
Industrial | CIRS
Goodwill [Roll Forward]
Goodwill acquired during period	$ 0.0